Operating Leases - Schedule of Estimated Future Minimum Rental Payments to be Received and Paid Under Lease Contracts (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($) vessel
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	$ 36,714
Lessee, Operating Lease, Liability, Payments, Due Year Two	15,277
Lessee, Operating Lease, Liability, Payments, Due Year Three	8,534
Lessee, Operating Lease, Liability, Payments, Due Year Four	7,389
Lessee, Operating Lease, Liability, Payments, Due	67,914
Operating Lease, Liability, Current	21,107	$ 24,875
Operating Lease, Liability, Noncurrent	$ 17,054	$ 28,716
Teekay Tankers
Operating Leased Assets [Line Items]
Number Of Vessels Chartered In | vessel	8	11
Lease [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	$ 22,849
Lessee, Operating Lease, Liability, Payments, Due Year Two	9,058
Lessee, Operating Lease, Liability, Payments, Due Year Three	5,284
Lessee, Operating Lease, Liability, Payments, Due Year Four	3,945
Lessee, Operating Lease, Liability, Payments, Due	41,136
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	2,975
Operating Lease, Liability	38,161
Non-lease Component [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	13,865
Lessee, Operating Lease, Liability, Payments, Due Year Two	6,219
Lessee, Operating Lease, Liability, Payments, Due Year Three	3,250
Lessee, Operating Lease, Liability, Payments, Due Year Four	3,444
Lessee, Operating Lease, Liability, Payments, Due	26,778
Short Term Lease less than 1 year
Operating Leased Assets [Line Items]
Operating Lease, Liability, Current	21,107
Total Long-term Lease
Operating Leased Assets [Line Items]
Operating Lease, Liability, Noncurrent	$ 17,054